Schedule of Investments (unaudited)
December 31, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
Moog, Inc., Class A	11,805	$ 1,036,007
V2X, Inc.(a)	2,110	87,122
		1,123,129
Air Freight & Logistics — 0.9%
Forward Air Corp.	14,256	1,495,312
Hub Group, Inc., Class A(a)	39,142	3,111,397
Radiant Logistics, Inc.(a)	1,732	8,816
		4,615,525
Airlines — 0.1%
Allegiant Travel Co.(a)	4,976	338,318
Wheels Up Experience, Inc.(a)	54,508	56,143
		394,461
Auto Components — 1.6%
Dorman Products, Inc.(a)(b)	4,775	386,154
Fox Factory Holding Corp.(a)	23,360	2,131,133
Gentherm, Inc.(a)	3,318	216,632
Luminar Technologies, Inc.(a)	34,962	173,062
Modine Manufacturing Co.(a)	29,828	592,384
Standard Motor Products, Inc.	2,024	70,435
Stoneridge, Inc.(a)	925	19,943
Visteon Corp.(a)	33,649	4,402,299
		7,992,042
Banks — 0.5%
Hancock Whitney Corp.	21,568	1,043,676
Heartland Financial U.S.A., Inc.	2,370	110,489
HomeTrust Bancshares, Inc.	25,326	612,129
Metropolitan Bank Holding Corp.(a)	5,351	313,943
Midland States Bancorp, Inc.	6,377	169,756
Southern First Bancshares, Inc.(a)(b)	1,514	69,266
Summit Financial Group, Inc.	597	14,859
		2,334,118
Beverages — 1.3%
Celsius Holdings, Inc.(a)	10,942	1,138,406
Coca-Cola Consolidated, Inc.	3,360	1,721,529
Duckhorn Portfolio, Inc.(a)	7,359	121,939
MGP Ingredients, Inc.(b)	19,034	2,024,837
Primo Water Corp.	98,044	1,523,604
Vintage Wine Estates, Inc.(a)	1,306	4,257
		6,534,572
Biotechnology — 9.5%
4D Molecular Therapeutics, Inc.(a)	4,629	102,810
89bio, Inc.(a)(b)	4,157	52,919
ACADIA Pharmaceuticals, Inc.(a)	43,171	687,282
ADMA Biologics, Inc.(a)	82,790	321,225
Affimed NV(a)	127,104	157,609
Agenus, Inc.(a)	222,806	534,734
Albireo Pharma, Inc.(a)	7,374	159,352
Alector, Inc.(a)(b)	87,523	807,837
Alkermes PLC(a)	92,353	2,413,184
Allogene Therapeutics, Inc.(a)	24,518	154,218
Amicus Therapeutics, Inc.(a)	82,264	1,004,443
Apellis Pharmaceuticals, Inc.(a)	43,135	2,230,511
Arcus Biosciences, Inc.(a)	1,827	37,782
Arrowhead Pharmaceuticals, Inc.(a)	33,410	1,355,110
ARS Pharmaceuticals, Inc.(a)	278	2,371
Atara Biotherapeutics, Inc.(a)	49,509	162,390
Avidity Biosciences, Inc.(a)	10,659	236,523
Beam Therapeutics, Inc.(a)(b)	29,082	1,137,397
Security	Shares	Value
Biotechnology (continued)
BioCryst Pharmaceuticals, Inc.(a)	15,082	$ 173,141
Blueprint Medicines Corp.(a)(b)	38,290	1,677,485
Bridgebio Pharma, Inc.(a)(b)	88,285	672,732
CareDx, Inc.(a)	46,227	527,450
Catalyst Pharmaceuticals, Inc.(a)	20,783	386,564
Cerevel Therapeutics Holdings, Inc.(a)(b)	10,734	338,550
Chinook Therapeutics, Inc.(a)	18,964	496,857
Coherus Biosciences, Inc.(a)	111,982	886,897
Cue Biopharma, Inc.(a)(b)	36,972	105,370
Cullinan Oncology, Inc.(a)	1,315	13,873
Cytokinetics, Inc.(a)	24,459	1,120,711
Deciphera Pharmaceuticals, Inc.(a)	37,992	622,689
Denali Therapeutics, Inc.(a)	65,412	1,819,108
Dynavax Technologies Corp.(a)(b)	46,329	492,941
Dyne Therapeutics, Inc.(a)	1,008	11,683
Editas Medicine, Inc.(a)(b)	31,759	281,702
Emergent BioSolutions, Inc.(a)	2,953	34,875
Enanta Pharmaceuticals, Inc.(a)	7,054	328,152
Fate Therapeutics, Inc.(a)	86,836	876,175
FibroGen, Inc.(a)	44,952	720,131
Foghorn Therapeutics, Inc.(a)(b)	14,900	95,062
Halozyme Therapeutics, Inc.(a)	50,692	2,884,375
Heron Therapeutics, Inc.(a)	155,701	389,253
IGM Biosciences, Inc.(a)	783	13,319
Imago Biosciences, Inc.(a)	884	31,780
ImmunoGen, Inc.(a)	50,911	252,519
Inhibrx, Inc.(a)	4,590	113,098
Insmed, Inc.(a)(b)	86,366	1,725,593
Intellia Therapeutics, Inc.(a)	34,829	1,215,184
Intercept Pharmaceuticals, Inc.(a)	36,075	446,248
Ironwood Pharmaceuticals, Inc.(a)	104,065	1,289,365
iTeos Therapeutics, Inc.(a)	3,282	64,097
IVERIC bio, Inc.(a)	37,656	806,215
Karuna Therapeutics, Inc.(a)(b)	10,971	2,155,801
Karyopharm Therapeutics, Inc.(a)	113,429	385,659
Kiniksa Pharmaceuticals Ltd., Class A(a)	40,340	604,293
Kodiak Sciences, Inc.(a)(b)	35,088	251,230
Kronos Bio, Inc.(a)	909	1,473
MacroGenics, Inc.(a)	56,260	377,505
Madrigal Pharmaceuticals, Inc.(a)	3,881	1,126,460
MeiraGTx Holdings PLC(a)	27,224	177,500
MiMedx Group, Inc.(a)	1,429	3,973
Mirum Pharmaceuticals, Inc.(a)	23,679	461,740
Morphic Holding, Inc.(a)	2,750	73,563
NextCure, Inc.(a)	41,990	59,206
Nkarta, Inc.(a)	18,047	108,102
Nurix Therapeutics, Inc.(a)	7,568	83,097
Olema Pharmaceuticals, Inc.(a)	1,580	3,871
Poseida Therapeutics, Inc.(a)	28,570	151,421
Precigen, Inc.(a)	3,166	4,812
Precision BioSciences, Inc.(a)	70,771	84,217
Prometheus Biosciences, Inc.(a)	11,279	1,240,690
Prothena Corp. PLC(a)	8,191	493,508
PTC Therapeutics, Inc.(a)	37,115	1,416,680
Puma Biotechnology, Inc.(a)	47,967	202,900
Recursion Pharmaceuticals, Inc., Class A(a)	25,060	193,213
Relay Therapeutics, Inc.(a)	37,943	566,868
Rigel Pharmaceuticals, Inc.(a)	261,229	391,844
Sana Biotechnology, Inc.(a)(b)	22,792	90,028
Sangamo Therapeutics, Inc.(a)(b)	177,543	557,485
Seres Therapeutics, Inc.(a)	17,488	97,933
Shattuck Labs, Inc.(a)	724	1,665

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Sorrento Therapeutics, Inc.(a)(b)	213,495	$ 189,157
Stoke Therapeutics, Inc.(a)	1,030	9,507
Sutro Biopharma, Inc.(a)	42,195	340,936
Tenaya Therapeutics, Inc.(a)	1,026	2,062
TG Therapeutics, Inc.(a)	12,197	144,291
Travere Therapeutics, Inc.(a)	45,840	964,015
Twist Bioscience Corp.(a)(b)	40,049	953,567
Vaxcyte, Inc.(a)	22,054	1,057,489
Veracyte, Inc.(a)	12,822	304,266
Vericel Corp.(a)	4,310	113,525
Vir Biotechnology, Inc.(a)	17,749	449,227
Voyager Therapeutics, Inc.(a)	3,260	19,886
Xencor, Inc.(a)	2,796	72,808
Zentalis Pharmaceuticals, Inc.(a)	6,795	136,851
		48,595,215
Building Products — 1.9%
Apogee Enterprises, Inc.	25,775	1,145,956
Builders FirstSource, Inc.(a)	5,528	358,657
Caesarstone Ltd.	1,695	9,678
Janus International Group, Inc.(a)	29,757	283,287
JELD-WEN Holding, Inc.(a)	23,481	226,592
PGT Innovations, Inc.(a)	119,505	2,146,310
UFP Industries, Inc.	70,646	5,598,695
		9,769,175
Capital Markets — 1.6%
GCM Grosvenor, Inc., Class A	996	7,579
Hamilton Lane, Inc., Class A	13,049	833,570
Houlihan Lokey, Inc.	59,411	5,178,263
Moelis & Co., Class A	14,853	569,910
Open Lending Corp., Class A(a)	202,645	1,367,854
		7,957,176
Chemicals — 2.0%
Avient Corp.	10,866	366,836
Cabot Corp.	18,243	1,219,362
Diversey Holdings Ltd.(a)	1,917	8,166
Hawkins, Inc.	3,355	129,503
HB Fuller Co.	17,458	1,250,342
Ingevity Corp.(a)	29,750	2,095,590
Livent Corp.(a)	82,990	1,649,011
LSB Industries, Inc.(a)	25,762	342,635
Quaker Chemical Corp.	1,853	309,266
Sensient Technologies Corp.	39,065	2,848,620
		10,219,331
Commercial Services & Supplies — 0.2%
Cimpress PLC(a)(b)	5,599	154,589
HNI Corp.	1,145	32,552
Li-Cycle Holdings Corp.(a)	24,245	115,406
Tetra Tech, Inc.	3,814	553,755
		856,302
Communications Equipment — 0.7%
Calix, Inc.(a)	30,035	2,055,295
Extreme Networks, Inc.(a)	81,171	1,486,241
Harmonic, Inc.(a)	20,059	262,773
		3,804,309
Construction & Engineering — 2.1%
Ameresco, Inc., Class A(a)(b)	12,530	715,964
Comfort Systems U.S.A., Inc.	24,639	2,835,456
Concrete Pumping Holdings, Inc.(a)	410	2,399
EMCOR Group, Inc.	41,002	6,072,806
Matrix Service Co.(a)	10,216	63,544
Security	Shares	Value
Construction & Engineering (continued)
MYR Group, Inc.(a)	11,203	$ 1,031,460
Primoris Services Corp.	1,865	40,918
Sterling Infrastructure, Inc.(a)	5,106	167,477
		10,930,024
Consumer Finance — 0.6%
Enova International, Inc.(a)	23,229	891,297
LendingClub Corp.(a)	54,595	480,436
LendingTree, Inc.(a)	31,655	675,201
Moneylion, Inc.(a)	693	430
PROG Holdings, Inc.(a)	36,370	614,289
Regional Management Corp.	9,936	279,003
		2,940,656
Diversified Consumer Services — 0.6%
2U, Inc.(a)	8,148	51,088
Beachbody Co., Inc.(a)	1,667	877
Chegg, Inc.(a)	62,887	1,589,154
Duolingo, Inc.(a)	3,898	277,265
Laureate Education, Inc.	102,644	987,435
		2,905,819
Diversified Telecommunication Services — 0.9%
Bandwidth, Inc., Class A(a)	42,260	969,867
IDT Corp., Class B(a)	16,060	452,410
Iridium Communications, Inc.(a)	28,583	1,469,166
Ooma, Inc.(a)	129,313	1,761,243
		4,652,686
Electrical Equipment — 1.7%
Array Technologies, Inc.(a)	4,273	82,597
Atkore, Inc.(a)	33,715	3,823,955
Bloom Energy Corp., Class A(a)(b)	101,488	1,940,450
Enovix Corp.(a)	9,522	118,454
FuelCell Energy, Inc.(a)(b)	7,725	21,475
LSI Industries, Inc.	143	1,750
Shoals Technologies Group, Inc., Class A(a)	48,304	1,191,660
SunPower Corp.(a)(b)	63,727	1,148,998
TPI Composites, Inc.(a)	24,083	244,202
Vicor Corp.(a)	101	5,429
		8,578,970
Electronic Equipment, Instruments & Components — 2.2%
Advanced Energy Industries, Inc.	49	4,203
Badger Meter, Inc.	1,827	199,198
Belden, Inc.	24,001	1,725,672
Benchmark Electronics, Inc.	202	5,391
Fabrinet(a)	6,022	772,141
OSI Systems, Inc.(a)	33,698	2,679,665
PC Connection, Inc.	30,377	1,424,681
Plexus Corp.(a)	30,371	3,126,087
Sanmina Corp.(a)	23,357	1,338,123
ScanSource, Inc.(a)	8,422	246,091
		11,521,252
Energy Equipment & Services — 2.8%
Borr Drilling Ltd.(a)	140,817	699,860
ChampionX Corp.	62,686	1,817,267
Liberty Energy, Inc.	177,749	2,845,761
Nabors Industries Ltd.(a)	6,636	1,027,717
National Energy Services Reunited Corp.(a)	169	1,173
NexTier Oilfield Solutions, Inc.(a)	83,152	768,324
Noble Corp. PLC(a)	6,822	257,258
Oceaneering International, Inc.(a)	35,977	629,238
Oil States International, Inc.(a)	16,167	120,606
Patterson-UTI Energy, Inc.	199,050	3,352,002

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
ProPetro Holding Corp.(a)	178,696	$ 1,853,078
RPC, Inc.	21,559	191,660
Solaris Oilfield Infrastructure, Inc., Class A	12,159	120,739
U.S. Silica Holdings, Inc.(a)	59,346	741,825
		14,426,508
Entertainment — 0.1%
Cinemark Holdings, Inc.(a)	38,710	335,229
Equity Real Estate Investment Trusts (REITs) — 0.9%
Hersha Hospitality Trust, Class A	27,800	236,856
NexPoint Residential Trust, Inc.	1,191	51,832
Outfront Media, Inc.	239,663	3,973,613
Paramount Group, Inc.	58,237	345,928
		4,608,229
Food & Staples Retailing — 0.0%
United Natural Foods, Inc.(a)	3,655	141,485
Food Products — 1.5%
Cal-Maine Foods, Inc.	39,992	2,177,564
J&J Snack Foods Corp.	3,933	588,810
Lancaster Colony Corp.	3,460	682,658
Simply Good Foods Co.(a)	68,954	2,622,321
Sovos Brands, Inc.(a)(b)	16,383	235,424
SunOpta, Inc.(a)	84,244	711,019
Vital Farms, Inc.(a)	50,596	754,892
		7,772,688
Gas Utilities — 0.5%
Brookfield Infrastructure Corp., Class A	27,486	1,069,206
New Jersey Resources Corp.	27,726	1,375,764
		2,444,970
Health Care Equipment & Supplies — 5.2%
Accuray, Inc.(a)	80,845	168,966
AtriCure, Inc.(a)	24,463	1,085,668
Atrion Corp.	823	460,427
Axogen, Inc.(a)	25,045	249,949
Axonics, Inc.(a)	12,335	771,308
Cardiovascular Systems, Inc.(a)	69,358	944,656
Cerus Corp.(a)	145,061	529,473
CVRx, Inc.(a)	57	1,046
Figs, Inc., Class A(a)	41,336	278,191
Haemonetics Corp.(a)	24,480	1,925,352
Heska Corp.(a)	5,946	369,603
Inspire Medical Systems, Inc.(a)	13,993	3,524,557
iRadimed Corp.	713	20,171
iRhythm Technologies, Inc.(a)	7,002	655,877
Lantheus Holdings, Inc.(a)	41,795	2,129,873
LivaNova PLC(a)	25,062	1,391,943
Merit Medical Systems, Inc.(a)	45,491	3,212,574
Nevro Corp.(a)	26,594	1,053,122
NuVasive, Inc.(a)	20,367	839,935
OraSure Technologies, Inc.(a)	48,979	236,079
Orthofix Medical, Inc.(a)	3,576	73,415
Pulmonx Corp.(a)	12,000	101,160
SeaSpine Holdings Corp.(a)	4,433	37,016
Shockwave Medical, Inc.(a)	19,358	3,980,198
SI-BONE, Inc.(a)(b)	6,931	94,262
Silk Road Medical, Inc.(a)	2,605	137,674
STAAR Surgical Co.(a)	10,016	486,177
Tactile Systems Technology, Inc.(a)	88,288	1,013,546
Varex Imaging Corp.(a)	23,115	469,235
Security	Shares	Value
Health Care Equipment & Supplies (continued)
ViewRay, Inc.(a)	69,062	$ 309,398
Zynex, Inc.	491	6,830
		26,557,681
Health Care Providers & Services — 4.3%
Accolade, Inc.(a)	5,305	41,326
Alignment Healthcare, Inc.(a)	51,221	602,359
AMN Healthcare Services, Inc.(a)	22,479	2,311,291
Clover Health Investments Corp.(a)	324,540	301,660
Cross Country Healthcare, Inc.(a)	11,627	308,929
Ensign Group, Inc.	51,949	4,914,895
HealthEquity, Inc.(a)	56,543	3,485,311
Hims & Hers Health, Inc.(a)	65,193	417,887
LHC Group, Inc.(a)	12,979	2,098,574
Option Care Health, Inc.(a)	127,358	3,832,202
PetIQ, Inc.(a)	6,465	59,607
Privia Health Group, Inc.(a)(b)	40,267	914,464
Progyny, Inc.(a)	68,233	2,125,458
Surgery Partners, Inc.(a)	7,549	210,315
Viemed Healthcare, Inc.(a)	53,648	405,579
		22,029,857
Health Care Technology — 1.3%
Allscripts Healthcare Solutions, Inc.(a)	90,492	1,596,279
American Well Corp., Class A(a)	30,967	87,636
Babylon Holdings Ltd, Class A(a)	2,309	15,584
Evolent Health, Inc., Class A(a)	106,184	2,981,647
Health Catalyst, Inc.(a)	14,115	150,042
HealthStream, Inc.(a)	13,663	339,389
NextGen Healthcare, Inc.(a)	19,388	364,107
Phreesia, Inc.(a)	36,373	1,177,030
Schrodinger, Inc.(a)	2,146	40,109
		6,751,823
Hotels, Restaurants & Leisure — 3.0%
Accel Entertainment, Inc.(a)	17,975	138,408
Dave & Buster’s Entertainment, Inc.(a)	2,806	99,445
Everi Holdings, Inc.(a)	37,608	539,675
Hilton Grand Vacations, Inc.(a)	100,471	3,872,152
International Game Technology PLC(b)	25,505	578,453
Noodles & Co.(a)	9,148	50,223
Papa John’s International, Inc.	19,848	1,633,689
Rush Street Interactive, Inc.(a)	51,636	185,373
Shake Shack, Inc., Class A(a)	10,065	417,999
Texas Roadhouse, Inc.	65,216	5,931,395
Wingstop, Inc.(b)	15,532	2,137,514
		15,584,326
Household Durables — 0.6%
Bassett Furniture Industries, Inc.	352	6,118
Beazer Homes U.S.A., Inc.(a)	2,108	26,898
Cavco Industries, Inc.(a)	201	45,476
Century Communities, Inc.	2,138	106,921
Green Brick Partners, Inc.(a)	1,118	27,089
Hovnanian Enterprises, Inc., Class A(a)	26	1,094
Installed Building Products, Inc.	21,666	1,854,610
Landsea Homes Corp.(a)	447	2,329
Skyline Champion Corp.(a)	9,693	499,287
Taylor Morrison Home Corp.(a)	1,319	40,032
Tri Pointe Homes, Inc.(a)(b)	22,287	414,315
		3,024,169

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 0.4%
Central Garden & Pet Co.(a)	1,857	$ 69,545
Central Garden & Pet Co., Class A, NVS(a)	57,942	2,074,323
		2,143,868
Independent Power and Renewable Electricity Producers — 1.4%
Clearway Energy, Inc., Class A	105,281	3,150,007
Clearway Energy, Inc., Class C	129,642	4,131,691
		7,281,698
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	1,117	20,988
Insurance — 1.2%
Bright Health Group, Inc.(a)	25,823	16,782
Goosehead Insurance, Inc., Class A(a)	7,205	247,420
Investors Title Co.	88	12,985
Kinsale Capital Group, Inc.	7,403	1,936,033
NI Holdings, Inc.(a)	305	4,047
Oscar Health, Inc., Class A(a)	123,895	304,782
RLI Corp.	17,112	2,246,292
Trean Insurance Group, Inc.(a)	5,610	33,660
Trupanion, Inc.(a)(b)	25,446	1,209,448
		6,011,449
Interactive Media & Services — 1.6%
Bumble, Inc., Class A(a)	3,067	64,560
Cargurus, Inc.(a)	53,797	753,696
DHI Group, Inc.(a)	7,242	38,310
Eventbrite, Inc., Class A(a)(b)	181,669	1,064,580
EverQuote, Inc., Class A(a)(b)	30,364	447,565
QuinStreet, Inc.(a)	23,496	337,168
Shutterstock, Inc.	12,341	650,618
Vimeo, Inc.(a)	318,387	1,092,067
Yelp, Inc.(a)	77,873	2,129,048
ZipRecruiter, Inc., Class A(a)	86,147	1,414,534
		7,992,146
Internet & Direct Marketing Retail — 0.4%
CarParts.com, Inc.(a)	64,140	401,516
Overstock.com, Inc.(a)	50,160	971,098
Revolve Group, Inc.(a)	14,147	314,912
Stitch Fix, Inc., Class A(a)	117,178	364,424
		2,051,950
IT Services — 3.4%
AvidXchange Holdings, Inc.(a)	104,334	1,037,080
Backblaze, Inc., Class A(a)	554	3,407
Brightcove, Inc.(a)	838	4,383
CSG Systems International, Inc.	31,941	1,827,025
Cyxtera Technologies, Inc.(a)	301	578
DigitalOcean Holdings, Inc.(a)	22,932	584,078
Evo Payments, Inc., Class A(a)	9,558	323,443
ExlService Holdings, Inc.(a)	21,504	3,643,423
Fastly, Inc., Class A(a)	15,622	127,944
Flywire Corp.(a)	39,042	955,358
Grid Dynamics Holdings, Inc.(a)(b)	8,701	97,625
Hackett Group, Inc.	46,112	939,302
Information Services Group, Inc.	7,114	32,724
Marqeta, Inc., Class A(a)	381,308	2,329,792
Paya Holdings, Inc.(a)	17,202	135,380
Payoneer Global, Inc.(a)	98,311	537,761
Paysafe Ltd.(a)	25,978	360,835
Perficient, Inc.(a)	13,735	959,115
Remitly Global, Inc.(a)(b)	73,043	836,342
Repay Holdings Corp.(a)	20,345	163,777
Sabre Corp.(a)	5,630	34,793
Security	Shares	Value
IT Services (continued)
StoneCo Ltd., Class A(a)	232,219	$ 2,192,147
TTEC Holdings, Inc.	3,350	147,836
Unisys Corp.(a)	11,411	58,310
		17,332,458
Leisure Products — 0.1%
Malibu Boats, Inc., Class A(a)	3,118	166,189
MasterCraft Boat Holdings, Inc.(a)	7,192	186,057
Solo Brands, Inc., Class A(a)	183	681
		352,927
Life Sciences Tools & Services — 1.1%
AbCellera Biologics, Inc.(a)	79,647	806,824
Adaptive Biotechnologies Corp.(a)(b)	74,025	565,551
Alpha Teknova, Inc.(a)	159	897
Berkeley Lights, Inc.(a)	51,711	138,585
Codexis, Inc.(a)	129,444	603,209
CryoPort, Inc.(a)(b)	14,391	249,684
Cytek Biosciences, Inc.(a)	6,672	68,121
Medpace Holdings, Inc.(a)	8,921	1,894,910
NanoString Technologies, Inc.(a)	74,069	590,330
NeoGenomics, Inc.(a)	349	3,225
Personalis, Inc.(a)	185,025	366,349
Quanterix Corp.(a)	383	5,304
Seer, Inc.(a)	13,831	80,220
Singular Genomics Systems, Inc.(a)	1,214	2,440
SomaLogic, Inc.(a)	70,484	176,915
		5,552,564
Machinery — 4.3%
Altra Industrial Motion Corp.	11,887	710,248
Astec Industries, Inc.	10,968	445,959
Chart Industries, Inc.(a)(b)	11,727	1,351,302
CIRCOR International, Inc.(a)	61	1,461
Evoqua Water Technologies Corp.(a)	55,901	2,213,680
Franklin Electric Co., Inc.	79,146	6,311,893
Manitowoc Co., Inc.(a)	31,581	289,282
Mayville Engineering Co., Inc.(a)	5,958	75,428
Shyft Group, Inc.	26,223	651,904
Tennant Co.	2,131	131,206
Terex Corp.	37,786	1,614,218
Titan International, Inc.(a)	25,640	392,805
Watts Water Technologies, Inc., Class A	55,035	8,047,768
		22,237,154
Marine — 0.2%
Matson, Inc.	16,449	1,028,227
Media — 0.1%
Cardlytics, Inc.(a)	482	2,786
Clear Channel Outdoor Holdings, Inc.(a)	11,432	12,003
iHeartMedia, Inc., Class A(a)	3,346	20,511
Integral Ad Science Holding Corp.(a)	7,497	65,899
Sinclair Broadcast Group, Inc., Class A	14,031	217,621
Thryv Holdings, Inc.(a)	2,078	39,482
Townsquare Media, Inc., Class A(a)	105	761
		359,063
Metals & Mining — 1.5%
ATI, Inc.(a)	2,398	71,604
Century Aluminum Co.(a)	5,555	45,440
Coeur Mining, Inc.(a)	19,218	64,572
Commercial Metals Co.	80,066	3,867,188
Constellium SE(a)	134,072	1,586,072
Novagold Resources, Inc.(a)	207,492	1,240,802
Perpetua Resources Corp.(a)	1,131	3,303

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
PolyMet Mining Corp.(a)	926	$ 2,454
Ryerson Holding Corp.	3,428	103,731
SunCoke Energy, Inc.	1,877	16,198
Warrior Met Coal, Inc.	13,893	481,254
		7,482,618
Multiline Retail — 0.3%
Dillard’s, Inc., Class A	4,260	1,376,832
Oil, Gas & Consumable Fuels — 4.8%
Ardmore Shipping Corp.(a)	50,963	734,377
Berry Corp.	6,738	53,904
Chord Energy Corp.	24,541	3,357,454
Comstock Resources, Inc.	54,928	753,063
Delek U.S. Holdings, Inc.	40,526	1,094,202
Denbury, Inc.(a)	15,705	1,366,649
DHT Holdings, Inc.	2,885	25,619
Energy Fuels, Inc.(a)(b)	32,435	201,421
Gulfport Energy Corp.(a)	3,818	281,158
Magnolia Oil & Gas Corp., Class A	114,955	2,695,695
Matador Resources Co.(b)	72,161	4,130,496
Murphy Oil Corp.	42,813	1,841,387
Ovintiv, Inc.	21,594	1,095,032
Par Pacific Holdings, Inc.(a)	2,851	66,286
PBF Energy, Inc., Class A	24,176	985,897
Scorpio Tankers, Inc.	9,474	509,417
Sitio Royalties Corp.	34,256	988,293
SM Energy Co.	85,633	2,982,597
Teekay Tankers Ltd., Class A(a)	10,587	326,185
World Fuel Services Corp.	38,495	1,052,068
		24,541,200
Paper & Forest Products — 0.0%
Sylvamo Corp.	162	7,872
Personal Products — 0.7%
elf Beauty, Inc.(a)	41,066	2,270,950
Herbalife Nutrition Ltd.(a)(b)	6,063	90,217
Medifast, Inc.	5,254	606,049
Nu Skin Enterprises, Inc., Class A	31	1,307
USANA Health Sciences, Inc.(a)	9,505	505,666
		3,474,189
Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc.(a)	18,773	295,675
Amneal Pharmaceuticals, Inc.(a)	469	933
Amphastar Pharmaceuticals, Inc.(a)	37,967	1,063,835
Arvinas, Inc.(a)	31,921	1,092,017
Axsome Therapeutics, Inc.(a)	7,909	610,021
Collegium Pharmaceutical, Inc.(a)	35,708	828,426
Corcept Therapeutics, Inc.(a)(b)	99,079	2,012,295
Esperion Therapeutics, Inc.(a)	72,141	449,438
Harmony Biosciences Holdings, Inc.(a)(b)	25,961	1,430,451
Intra-Cellular Therapies, Inc.(a)	35,167	1,861,038
Ligand Pharmaceuticals, Inc.(a)	1,174	78,423
Mind Medicine MindMed, Inc.(a)(b)	2,537	5,582
Nektar Therapeutics(a)	92,708	209,520
NGM Biopharmaceuticals, Inc.(a)	25,672	128,874
Nuvation Bio, Inc.(a)	50,619	97,189
Ocular Therapeutix, Inc.(a)	12,812	36,002
Phathom Pharmaceuticals, Inc.(a)	8,965	100,587
Prestige Consumer Healthcare, Inc.(a)(b)	33,134	2,074,188
Rain Oncology, Inc.(a)	10,420	83,360
Reata Pharmaceuticals, Inc., Class A(a)(b)	13,338	506,711
Revance Therapeutics, Inc.(a)(b)	62,493	1,153,621
Security	Shares	Value
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.(a)	17,339	$ 618,482
Tarsus Pharmaceuticals, Inc.(a)	155	2,272
Theseus Pharmaceuticals, Inc.(a)	206	1,026
WaVe Life Sciences Ltd.(a)	564	3,948
Xeris Biopharma Holdings, Inc.(a)(b)	58,472	77,768
		14,821,682
Professional Services — 3.0%
ASGN, Inc.(a)	19,503	1,589,104
CBIZ, Inc.(a)	144	6,746
Exponent, Inc.	14,454	1,432,247
First Advantage Corp.(a)	8,183	106,379
Franklin Covey Co.(a)	7	327
Insperity, Inc.	72,351	8,219,074
KBR, Inc.	6,818	359,990
Kelly Services, Inc., Class A, NVS	4,862	82,168
Kforce, Inc.	26,130	1,432,708
Mistras Group, Inc.(a)	1,058	5,216
TriNet Group, Inc.(a)(b)	31,901	2,162,888
Upwork, Inc.(a)	6,299	65,762
		15,462,609
Real Estate Management & Development — 0.5%
DigitalBridge Group, Inc.	16,472	180,204
eXp World Holdings, Inc.	33,781	374,293
Marcus & Millichap, Inc.	13,518	465,695
RMR Group, Inc., Class A	54,395	1,536,659
		2,556,851
Road & Rail — 0.6%
ArcBest Corp.(b)	10,855	760,284
Daseke, Inc.(a)	603	3,431
Marten Transport Ltd.	11,194	221,417
Saia, Inc.(a)(b)	9,349	1,960,299
		2,945,431
Semiconductors & Semiconductor Equipment — 5.0%
Ambarella, Inc.(a)(b)	11,957	983,224
Amkor Technology, Inc.	91,990	2,205,920
Axcelis Technologies, Inc.(a)(b)	31,913	2,532,616
FormFactor, Inc.(a)	993	22,074
Impinj, Inc.(a)	3,667	400,363
Lattice Semiconductor Corp.(a)	26,539	1,721,850
MaxLinear, Inc.(a)	59,577	2,022,639
Onto Innovation, Inc.(a)	162	11,031
Photronics, Inc.(a)	71,123	1,197,000
Power Integrations, Inc.	21,443	1,537,892
Rambus, Inc.(a)	5,848	209,475
Semtech Corp.(a)	133,317	3,824,865
Silicon Laboratories, Inc.(a)	33,171	4,500,310
Synaptics, Inc.(a)	40,439	3,848,175
Ultra Clean Holdings, Inc.(a)	5,618	186,237
Veeco Instruments, Inc.(a)	28,709	533,413
		25,737,084
Software — 8.8%
8x8, Inc.(a)	151,836	655,931
ACI Worldwide, Inc.(a)	146,905	3,378,815
Agilysys, Inc.(a)	2,358	186,612
Alarm.com Holdings, Inc.(a)	1,650	81,642
Appfolio, Inc., Class A(a)	16,677	1,757,422
Appian Corp., Class A(a)	13,988	455,449
Asana, Inc., Class A(a)(b)	43,694	601,666
Blackline, Inc.(a)	25,879	1,740,880
Box, Inc., Class A(a)	89,467	2,785,108

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Clear Secure, Inc., Class A	20,953	$ 574,741
CommVault Systems, Inc.(a)	2,950	185,378
Couchbase, Inc.(a)	25,807	342,201
Digital Turbine, Inc.(a)	44,087	671,886
Domo, Inc., Class B(a)	84,228	1,199,407
Duck Creek Technologies, Inc.(a)	12,131	146,179
eGain Corp.(a)	526	4,750
EngageSmart, Inc.(a)	107,911	1,899,234
Everbridge, Inc.(a)	15,796	467,246
Intapp, Inc.(a)	668	16,660
KnowBe4, Inc., Class A(a)	21,058	521,817
LivePerson, Inc.(a)	128,818	1,306,214
Matterport, Inc.(a)	139	389
Model N, Inc.(a)	71,516	2,900,689
Momentive Global, Inc.(a)	102,509	717,563
PagerDuty, Inc.(a)(b)	96,895	2,573,531
Palantir Technologies, Inc., Class A(a)	12	77
Progress Software Corp.	11,082	559,087
PROS Holdings, Inc.(a)	37,995	921,759
Q2 Holdings, Inc.(a)	62,962	1,691,789
Qualys, Inc.(a)(b)	8,807	988,410
Rapid7, Inc.(a)	54,760	1,860,745
Sprout Social, Inc., Class A(a)	24,148	1,363,396
SPS Commerce, Inc.(a)	11,060	1,420,436
Sumo Logic, Inc.(a)	153,246	1,241,293
Tenable Holdings, Inc.(a)	73,001	2,784,988
Upland Software, Inc.(a)	1,647	11,743
Varonis Systems, Inc.(a)	93,163	2,230,322
Verint Systems, Inc.(a)	46,406	1,683,610
Workiva, Inc.(a)	14,291	1,200,015
Yext, Inc.(a)	88,609	578,617
Zeta Global Holdings Corp., Class A(a)(b)	40,315	329,373
Zuora, Inc., Class A(a)(b)	145,857	927,650
		44,964,720
Specialty Retail — 2.1%
Aaron’s Co., Inc.	4,822	57,623
American Eagle Outfitters, Inc.	17,556	245,082
Boot Barn Holdings, Inc.(a)	13,049	815,823
Brilliant Earth Group, Inc., Class A(a)	493	2,125
Chico’s FAS, Inc.(a)	257,782	1,268,287
Conn’s, Inc.(a)	19,099	131,401
Foot Locker, Inc.	5,100	192,729
Group 1 Automotive, Inc.	1,957	352,984
Haverty Furniture Cos., Inc.	5	150
MarineMax, Inc.(a)	33,349	1,041,156
Murphy U.S.A., Inc.	17,440	4,875,178
Signet Jewelers Ltd.	20,928	1,423,104
Warby Parker, Inc., Class A(a)(b)	18,829	254,003
		10,659,645
Technology Hardware, Storage & Peripherals — 0.5%
CompoSecure, Inc.(a)	68	334
Super Micro Computer, Inc.(a)(b)	30,853	2,533,031
		2,533,365
Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc.(a)	27,416	2,972,717
Oxford Industries, Inc.	15,220	1,418,199
Steven Madden Ltd.	30,603	978,072
		5,368,988
Thrifts & Mortgage Finance — 0.9%
Axos Financial, Inc.(a)	2,031	77,625
Essent Group Ltd.	91,161	3,544,340
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
NMI Holdings, Inc., Class A(a)	42,043	$ 878,699
Western New England Bancorp, Inc.	3,271	30,943
		4,531,607
Tobacco — 0.1%
Turning Point Brands, Inc.	26,732	578,213
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	33,542	4,227,298
GATX Corp.	4,277	454,816
GMS, Inc.(a)(b)	44,392	2,210,722
H&E Equipment Services, Inc.	6,674	303,000
Herc Holdings, Inc.	4,601	605,354
Karat Packaging, Inc.	19,976	287,055
McGrath RentCorp	26,267	2,593,604
MRC Global, Inc.(a)	46,356	536,802
Rush Enterprises, Inc., Class A	82,240	4,299,507
		15,518,158
Total Common Stocks — 98.7% (Cost: $495,401,311)		504,327,283
Preferred Securities
Preferred Stocks — 0.5%
Household Durables — 0.0%
AliphCom
Series 6, 0.00% (Acquired 12/16/15, cost $0)(a)(c)(d)(e)	8,264	—
Series 8, 0.00%(a)(d)	192,156	2
		2
Software — 0.5%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(d)(e)	311,155	2,150,081
Total Preferred Securities — 0.5% (Cost: $2,175,301)		2,150,083
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(d)	18,964	48,149
Flexion Therapeutics, Inc., CVR(a)(d)	33,053	20,493
Prevail Therapeutics, Inc., CVR(a)(d)	10,004	5,002
		73,644
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	20,764
Total Rights — 0.0% (Cost: $ —)		94,408
Total Long-Term Investments — 99.2% (Cost: $497,576,612)		506,571,774

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.03%(f)(g)	5,345,342	$ 5,345,342
SL Liquidity Series, LLC, Money Market Series, 4.49%(f)(g)(h)	25,965,955	25,963,358
Total Short-Term Securities — 6.1% (Cost: $31,296,966)		31,308,700
Total Investments — 105.3% (Cost: $528,873,578)		537,880,474
Liabilities in Excess of Other Assets — (5.3)%		(26,856,002)
Net Assets — 100.0%		$ 511,024,472
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,150,081, representing 0.4% of its net assets as of period end, and an original cost of $1,000,317.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,474,452	$ 870,890(a)	$ —	$ —	$ —	$ 5,345,342	5,345,342	$ 44,805	$ —
SL Liquidity Series, LLC, Money Market Series	31,251,896	—	(5,278,974)(a)	(5,857)	(3,707)	25,963,358	25,965,955	35,001(b)	—
				$ (5,857)	$ (3,707)	$ 31,308,700		$ 79,806	$ —
(a)	Represents net amount purchased (sold).
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	61	03/17/23	$ 5,401	$ (85,622)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 504,327,283	$ —	$ —	$ 504,327,283
Preferred Securities	—	—	2,150,083	2,150,083
Rights	20,764	—	73,644	94,408
Short-Term Securities
Money Market Funds	5,345,342	—	—	5,345,342
	$ 509,693,389	$ —	$ 2,223,727	511,917,116
Investments valued at NAV(a)				25,963,358
				$ 537,880,474
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (85,622)	$ —	$ —	$ (85,622)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares